Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 21, 2022
Prospectus Date	rr_ProspectusDate	Apr. 07, 2022
ALPS | O'Shares U.S. Quality Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS | O’SHARES U.S. QUALITY DIVIDEND ETF (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the O’Shares U.S. Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, which was reorganized into the Fund on June 17, 2022, had a portfolio turnover rate equal to 26% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the S-Network US Equity Large-Cap 500 Index. As of June 30, 2021, the Underlying Index consisted of 100 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Large-Cap 500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Large-Cap 500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Large-Cap 500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Large-Cap 500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US Equity Large-Cap 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETFs”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Multifactor Risk. The Underlying Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network US Equity Large-Cap 500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network US Equity Large-Cap 500 Index. Volatile stocks are subject to sharp swings in value.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Mid-, and Large Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Medium capitalization companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE U.S. Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the Underlying Index from the FTSE USA Qual/Vol/Yield Factor 5% Capped Index (the “Former Index”). Thus, Predecessor Fund performance shown below through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31/2021)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	15.16%	(June 30, 2020)
Lowest Quarterly Return	(20.34)%	(March 31, 2020)

The year-to-date return as of the calendar quarter ended March 31, 2022 is -5.14%.

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS | O'Shares U.S. Quality Dividend ETF | O’Shares U.S. Quality Dividend Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.31%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	14.33%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	13.27%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2015	[1],[2]
ALPS | O'Shares U.S. Quality Dividend ETF | Russell 1000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2015	[1]
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OUSA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2016	rr_AnnualReturn2016	12.31%
Annual Return 2017	rr_AnnualReturn2017	18.78%
Annual Return 2018	rr_AnnualReturn2018	(3.06%)
Annual Return 2019	rr_AnnualReturn2019	25.24%
Annual Return 2020	rr_AnnualReturn2020	6.88%
Annual Return 2021	rr_AnnualReturn2021	23.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.34%)
1 Year	rr_AverageAnnualReturnYear01	23.65%
5 Years	rr_AverageAnnualReturnYear05	13.77%
Since Inception	rr_AverageAnnualReturnSinceInception	12.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2015
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.15%
5 Years	rr_AverageAnnualReturnYear05	13.14%
Since Inception	rr_AverageAnnualReturnSinceInception	12.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2015
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.30%
5 Years	rr_AverageAnnualReturnYear05	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 14, 2015
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS | O’SHARES U.S. SMALL-CAP QUALITY DIVIDEND ETF (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the O’Shares U.S. Small-Cap Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, which was reorganized into the Fund on June 17, 2022, had a portfolio turnover rate equal to 60% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is designed to reflect the performance of publicly-listed small-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

The constituents of the Underlying Index are selected from the S-Network US Equity Mid/Small-Cap 2500 Index. As of June 30, 2021, the Underlying Index consisted of 102 securities with a market capitalization range of between $500 million and $18 billion.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network US Equity Mid/Small-Cap 2500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network US Equity Mid/Small-Cap 2500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network US Equity Mid/Small-Cap 2500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network US Equity Mid/Small-Cap 2500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 2% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network US Equity Mid/Small-Cap 2500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. The Fund considers the companies included in the Underlying Index to be “small capitalization” companies. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of June 30, 2021, the Underlying Index was concentrated in the industrials sector.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Multifactor Risk. The Underlying Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments.  There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network US Equity Mid/Small-Cap 2500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network US Equity Mid/Small-Cap 2500 Index. Volatile stocks are subject to sharp swings in value.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Small- and Mid-Capitalization Company Risk. Investments in securities of small- and mid-capitalization companies are subject to the risks of common stocks. Investments in smaller and mid-sized companies may involve greater risks because these companies generally have a limited track record. Smaller and mid-sized companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Effective May 4, 2018, the Predecessor Fund’s underlying index was changed from the FTSE USA Small Cap Qual/Vol/Yield Factor 3% Capped Index (the “Former Underlying Index 1”) to the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index (the “Former Underlying Index 2” and together with the Former Underlying Index 1, the “Former Underlying Indexes”). Effective June 1, 2020, the Predecessor Fund’s underlying index was changed from the Former Underlying Index 2 to the Underlying Index. Thus, Predecessor Fund performance shown below prior to May 4, 2018 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 1, Predecessor Fund performance shown below from May 4, 2018 through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Underlying Index 2, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Underlying Index 1 through May 3, 2018, the Former Underlying Index 2 from May 4, 2018 through May 31, 2020 and the Underlying Index thereafter.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31/2021)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	19.32%	(December 31, 2020)
Lowest Quarterly Return	(28.24)%	(March 31, 2020)

The year-to-date return as of the calendar quarter ended March 31, 2022 is -6.12%.

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2021
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | O’Shares U.S. Small-Cap Quality Dividend Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.13%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	11.19%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[3],[4]
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Russell 2000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.27%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016	[3]
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OUSM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2017	rr_AnnualReturn2017	10.68%
Annual Return 2018	rr_AnnualReturn2018	(10.28%)
Annual Return 2019	rr_AnnualReturn2019	27.62%
Annual Return 2020	rr_AnnualReturn2020	7.59%
Annual Return 2021	rr_AnnualReturn2021	21.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.24%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
1 Year	rr_AverageAnnualReturnYear01	21.56%
5 Years	rr_AverageAnnualReturnYear05	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	10.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.09%
5 Years	rr_AverageAnnualReturnYear05	10.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	8.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2016
ALPS | O'Shares Global Internet Giants ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS | O’SHARES GLOBAL INTERNET GIANTS ETF (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the O’Shares Global Internet Giants ETF (the “Predecessor Fund”), a series of OSI ETF Trust, which was reorganized into the Fund on June 17, 2022, had a portfolio turnover rate equal to 48% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index. The Underlying Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from 2500 global stocks in two main business segments, Internet Technology and Internet Commerce, by identifying companies in the following industries: Application Software, Integrated Telecommunication Services, Interactive Media & Services, Internet & Direct Marketing Retail, Systems Software, Movies & Entertainment, Interactive Home Entertainment and Internet Services & Infrastructure, selecting those that have exposure to the following factors: 1) quality and 2) growth. The selection criteria include requirements for minimum capitalization (adjusted for free float), minimum price and minimum average daily trading volume. The universe of eligible securities includes the 1000 largest U.S. listed companies, the 500 largest European companies, the 500 largest Pacific basin companies and the 500 largest emerging market companies, measured by market capitalization. Constituents of the Fund’s Underlying Index must derive at least 50% of their revenues from Internet Technology and/or Internet Commerce. The “quality” factor is determined primarily by “cash burn rate”, the monthly rate that a company uses shareholder capital. Companies with a high ratio of cash burn rate to balance sheet cash and cash equivalents are excluded from the Underlying Index. The “growth” factor is measured by revenue growth and stocks are assigned a growth rating. The Underlying Index excludes pass-through securities such as real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), business development companies (“BDCs”) and closed-end funds (“CEFs”).

The Fund may also invest in US- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals/entities affiliated with the business structured as a variable interest entity (“VIE”). In a VIE structure, instead of directly owning the equity interests in a Chinese company, the listed company has contractual arrangements with the Chinese company. These contractual arrangements are expected to provide the listed company (and investors in such company, such as the Fund) with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China.

Stock weightings in the Underlying Index are determined according to a modified market capitalization weighting method, using the full market capitalization combined with the growth rating, subject to constraints for diversification and capacity. The diversification constraint limits maximum position weights. The capacity criteria include primary exchange listing, minimum capitalization, minimum price and minimum average daily trading volume requirements. The Underlying Index is rebalanced quarterly and reconstituted semi-annually. At the quarterly rebalance, a capping methodology is applied to limit individual stock concentration and increase diversification in the Underlying Index. As of June 30, 2021, the Underlying Index was comprised of 90 securities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent. As of June 30, 2021, the Communication Services, Consumer Discretionary and Information Technology sectors each represented a substantial portion of the Underlying Index. The Underlying Index provides exposure to various global markets, including emerging markets. As of June 30, 2021 the Underlying Index included the following countries: Argentina, Canada, China, France, Germany, Israel, Japan, New Zealand, Saudi Arabia, Sweden, the United Kingdom and the United States.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Multifactor Risk. The Underlying Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging Markets Risk. Emerging markets countries may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership, less liquidity and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

China Risk. Investments in Chinese securities, including certain Hong Kong-listed securities, subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, including restrictions on the Public Company Accounting Oversight Board’s (“PCAOB”) access to public accounting firms, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. To the Adviser’s knowledge, the Chinese government has never approved VIE structures. Investments through a VIE structure are subject to the risk that the VIE will breach its contracts with the listed company that holds such contractual rights; that any breach of such contracts will likely be subject to Chinese law and jurisdiction; and that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or contracts between the VIE and the listed company may otherwise not be enforceable under Chinese law. As a result, the market value of the Fund’s associated holdings would likely be significantly negatively impacted, which may result in significant losses with little or no recourse available. Further, investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of the investments of the listed company.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Communication Services Sector Risk. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Large Capitalization Company Risk. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of a Fund’s portfolio.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Such securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer. If the Fund invests in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Risk of Cash Transactions. Unlike many ETFs, the Fund expects to effect redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund may effect redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. The Fund generally distributes these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its Shares in-kind, may be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31/2021)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	52.99%	(June 30, 2020)
Lowest Quarterly Return	(7.10)%	(September 30, 2021)

The year-to-date return as of the calendar quarter ended March 31, 2022 is -23.55%.

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS | O'Shares Global Internet Giants ETF | O’Shares Global Internet Giants Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.74%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	21.55%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018	[5]
ALPS | O'Shares Global Internet Giants ETF | NASDAQ-100 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.51%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	27.12%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018	[5]
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OGIG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2019	rr_AnnualReturn2019	36.62%
Annual Return 2020	rr_AnnualReturn2020	107.22%
Annual Return 2021	rr_AnnualReturn2021	(9.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	52.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2018
ALPS | O'Shares Europe Quality Dividend ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS | O’SHARES EUROPE QUALITY DIVIDEND ETF (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended June 30, 2021, the O’Shares Europe Quality Dividend ETF (the “Predecessor Fund”), a series of OSI ETF Trust, which was reorganized into the Fund on June 17, 2022, had a portfolio turnover rate equal to 42% of the average value of its portfolio.

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will seek investment results that replicate as closely as possible, before fees and expenses, the performance of the Underlying Index.

The Underlying Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the Underlying Index are selected from the S-Network Europe Equity 500 Index. S-Network Global Indexes Inc. determines eligible securities for the S-Network Europe Equity 500 Index in accordance with the S-Network Country Classification System, based on measures such as country of incorporation, country of domicile, country of primary listing and country in which the greatest percentage of revenue is generated. As of June 30, 2021, the Underlying Index consisted of 50 securities.

The Underlying Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the S-Network Europe Equity 500 Index that have exposure to the following four factors: 1) quality, 2) low volatility, 3) dividend yield and 4) dividend quality. The “quality” factor is calculated by combining measures of profitability and leverage with the objective of identifying companies with strong profitability and balance sheets. The “low volatility” factor measures the risk of price moves for a security with the objective of reducing allocations to riskier companies. The “dividend yield” factor measures the income generated by an investment with the objective of identifying companies with higher dividend yields. The “dividend quality” factor measures the income available to a company to pay dividends to common shareholders together with the growth of a company’s dividends over time, with the objective of identifying companies with less risk of dividend cuts or suspensions.

Each company in the S-Network Europe Equity 500 Index is weighted based on: (i) the company’s market capitalization weight in the S-Network Europe Equity 500 Index, as adjusted by (ii) the quality, low volatility, dividend yield and dividend quality factors, with the quality and low volatility factors receiving greater emphasis. The inclusion of each company is then subject to certain constraints (e.g., diversification, capacity and sector) prior to adjusting the final weights in the Underlying Index. The diversification constraint limits maximum position weights. All stocks included in the S-Network Europe Equity 500 Index are screened for free float (the number of shares readily available for purchase on the open market) and average daily trading volume. The sector constraints limit sector deviations. The Underlying Index is rebalanced quarterly and reconstituted annually. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The Underlying Index’s investable universe includes companies from the following GICS sectors within the S-Network Europe Equity 500 Index: Communication Services, Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Information Technology, and Utilities.

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the Underlying Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the Underlying Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the Underlying Index (e.g., where the Underlying Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the Underlying Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the Underlying Index from the Fund’s portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Underlying Index and in depositary receipts representing such securities. To the extent that the Underlying Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including exchange-traded funds (“ETF”) and other investment company securities, and cash and cash equivalents, as substitutes for one or more Underlying Index components or in anticipation of changes in the Underlying Index’s components.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political and social conditions, inflation (or expectations for inflation), deflation (or expectations for deflation), changes in the general outlook for corporate earnings, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

Multifactor Risk. The Underlying Index, and thus the Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies above. There can be no assurance that targeting exposure to such factors will enhance the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Quality Stocks Risk. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend. An issuer of a security may also be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the S-Network Europe Equity 500 Index, will not be the same as it historically has been and thus that the Underlying Index will not be exposed to the less volatile securities in the S-Network Europe Equity 500 Index. Volatile stocks are subject to sharp swings in value.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the “EU”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the securities of EU issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the EU. In addition, if one or more countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Fund’s portfolio.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. For example, the rights and remedies associated with investments in foreign securities may be different than investments in domestic securities. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Geographic Concentration Risk. To the extent the Underlying Index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to a security in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities that are not reflected in the Underlying Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent the Fund uses a representative sampling strategy to track the Underlying Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Sector Risk. To the extent the Underlying Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 17, 2022. The returns presented for the Fund for periods prior to June 17, 2022 reflect the performance of the Predecessor Fund. At the time of the reorganization, the investment objectives of the Fund and the Predecessor Fund were identical and the investment strategies of the Fund and the Predecessor Fund were substantially the same.

Previously, the Predecessor Fund had adopted the historical performance of the O’Shares FTSE Europe Quality Dividend ETF (the “Previous Predecessor Fund”), a series of FQF Trust, as the result of a reorganization in which the Predecessor Fund acquired all of the assets, subject to liabilities, of the Previous Predecessor Fund on June 28, 2018. The returns presented for the Predecessor Fund for periods prior to June 28, 2018 reflect the performance of the Previous Predecessor Fund. At the time of the reorganization, the investment objectives of the Previous Predecessor Fund and the Predecessor Fund were identical and the investment strategies of the Previous Predecessor Fund and the Predecessor Fund were substantially the same.

Effective June 1, 2020, the Predecessor Fund’s underlying index was changed to the Underlying Index from the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index (the “Former Index”). Thus, Predecessor Fund performance shown below through May 31, 2020 reflects the Predecessor Fund seeking to track the performance of the Former Index, and Predecessor Fund performance shown below beginning June 1, 2020 reflects the Predecessor Fund seeking to track the performance of the Underlying Index. In addition, the Underlying Index performance shown below reflects the blended performance of the Former Index through May 31, 2020 and the Underlying Index thereafter.

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Predecessor Fund’s recurring expenses. Updated performance information is available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended 12/31/2021)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	10.89%	(June 30, 2020)
Lowest Quarterly Return	(20.66)%	(March 31, 2020)

The year-to-date return as of the calendar quarter ended March 31, 2022 is -11.12%.

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS | O'Shares Europe Quality Dividend ETF | O'Shares Europe Quality Dividend Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.99%	[6],[7]
5 Years	rr_AverageAnnualReturnYear05	10.43%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015	[6],[7]
ALPS | O'Shares Europe Quality Dividend ETF | EURO STOXX 50 Net Return USD Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.64%	[6]
5 Years	rr_AverageAnnualReturnYear05	9.63%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015	[6]
ALPS | O'Shares Europe Quality Dividend ETF | ALPS | O'Shares Europe Quality Dividend ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OEUR
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%	[8]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2016	rr_AnnualReturn2016	(3.55%)
Annual Return 2017	rr_AnnualReturn2017	21.55%
Annual Return 2018	rr_AnnualReturn2018	(11.66%)
Annual Return 2019	rr_AnnualReturn2019	22.53%
Annual Return 2020	rr_AnnualReturn2020	0.19%
Annual Return 2021	rr_AnnualReturn2021	21.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.66%)
1 Year	rr_AverageAnnualReturnYear01	21.37%
5 Years	rr_AverageAnnualReturnYear05	9.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
ALPS | O'Shares Europe Quality Dividend ETF | ALPS | O'Shares Europe Quality Dividend ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.88%
5 Years	rr_AverageAnnualReturnYear05	9.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
ALPS | O'Shares Europe Quality Dividend ETF | ALPS | O'Shares Europe Quality Dividend ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.15%
5 Years	rr_AverageAnnualReturnYear05	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015

[1]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	The O’Shares U.S. Quality Dividend Index performance information reflects the blended performance of the FTSE USA Qual/Vol/Yield Factor 5% Capped Index through May 31, 2020 and the O’Shares U.S. Quality Dividend Index thereafter.
[3]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[4]	O’Shares U.S. Small-Cap Quality Dividend Index performance information reflects the blended performance of the FTSE USA Small Cap Qual/Vol/Yield 3% Capped Factor Index through May 3, 2018, the FTSE USA Small Cap ex Real Estate 2Qual/Vol/Yield 3% Capped Factor Index from May 4, 2018 through May 31, 2020 and the O’Shares U.S. Small-Cap Quality Dividend Index thereafter.
[5]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[6]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[7]	The O’Shares Europe Quality Dividend Index performance information reflects the blended performance of the FTSE Developed Europe Qual/Vol/Yield 5% Capped Factor Index through May 31, 2020 and the O’Shares Europe Quality Dividend Index thereafter.
[8]	Restated to reflect current fees.